SCHEDULE OF LOANS PAYABLE (Details) - USD ($)		Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Credit Derivatives [Line Items]
Loans payable		$ 244,569	$ 242,815	$ 789,469
Current portion		(30,065)	(9,981)	(789,469)
Loans payable		214,504	232,834
Unsecured Loans Payable [Member]
Credit Derivatives [Line Items]
Loans payable				317,500
Unsecured Loans Payable One [Member]
Credit Derivatives [Line Items]
Loans payable				250,000
Unsecured Loans Payable Two [Member]
Credit Derivatives [Line Items]
Loans payable				214,286
Unsecured Loans Payable Three [Member]
Credit Derivatives [Line Items]
Loans payable				7,683
Unsecured Loans Payable Four [Member]
Credit Derivatives [Line Items]
Loans payable			31,350
Loans Payable Five [Member]
Credit Derivatives [Line Items]
Loans payable			31,350
Unsecured Loans Payable Six [Member]
Credit Derivatives [Line Items]
Loans payable			30,115
Unsecured Loans Payable Seven [Member]
Credit Derivatives [Line Items]
Loans payable			150,000
Loans Payable [Member]
Credit Derivatives [Line Items]
Loans payable	[1]	32,252	31,350
Loans Payable One [Member]
Credit Derivatives [Line Items]
Loans payable	[2]	32,252	31,350
Loans Payable Two [Member]
Credit Derivatives [Line Items]
Loans payable	[3]	30,065	30,115
Loans Payable Three [Member]
Credit Derivatives [Line Items]
Loans payable	[4]	$ 150,000	$ 150,000

[1]	On April 17, 2020, the Company received a loan in the principal amount of $32,252 (CDN$40,000) under the Canada Emergency Business Account program. The loan is non-interest bearing and eligible for CDN$10,000 forgiveness if repaid by December 31, 2022. If not repaid by December 31, 2022, the loan bears interest at 5% per annum and is due on December 31, 2025.
[2]	On April 21, 2020, the Company received a loan in the principal amount of $32,252 (CDN$40,000) under the Canada Emergency Business Account program. The loan is non-interest bearing and eligible for CDN$10,000 forgiveness if repaid by December 31, 2022. If not repaid by December 31, 2022, the loan bears interest at 5% per annum and is due on December 31, 2025.
[3]	On May 21, 2020, the Company received a loan in the principal amount of $30,065 under the Paycheck Protection Program. The loan bears interest at 1% per annum and is due on May 21, 2022 with payments deferred for the first six months of the term.
[4]	On June 5, 2020, the Company received a loan in the principal amount of $150,000. The loan bears interest at 3.75% per annum and is due on June 5, 2050. The loan is secured by all tangible and intangible assets of Company. Fixed payments of $731 are due monthly and begin 12 months from the date of the loan. The payments are applied against any accrued interest before principal amounts are repaid. During the three months ended June 30, 2021, the Company made a payment of $1,000 which was applied towards accrued interest included in trade and other payables.